Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Summary of intangible assets including goodwill
Intangible assets

(In $ million)	Goodwill	Trademarks	Customer relationships	Technology & software	Other	Total
As of December 31, 2019
Cost	5,097	1,732	3,101	888	102	10,920
Accumulated amortization	—	(66)	(1,391)	(634)	(28)	(2,119)
Accumulated impairment losses	(232)	—	(3)	—	(5)	(240)
Carrying amount as of December 31, 2019	4,865	1,666	1,707	254	69	8,561
As of December 31, 2018
Cost	5,456	1,764	3,299	891	103	11,513
Accumulated amortization	—	(87)	(1,344)	(622)	(27)	(2,080)
Accumulated impairment losses	(206)	—	—	—	(5)	(211)
Carrying amount as of December 31, 2018	5,250	1,677	1,955	269	71	9,222
Carrying amount as of January 1, 2019	5,250	1,677	1,955	269	71	9,222
Additions	—	—	—	55	3	58
Amortization for the year	—	(4)	(161)	(60)	(3)	(228)
Impairment losses	(59)	—	(3)	—	—	(62)
Transfers to assets held for sale	(324)	(7)	(85)	(9)	(1)	(426)
Other transfers	—	—	—	(1)	(1)	(2)
Effect of movements in exchange rates	(2)	—	1	—	—	(1)
Carrying amount as of December 31, 2019	4,865	1,666	1,707	254	69	8,561
Carrying amount as of January 1, 2018	5,465	1,680	2,132	310	72	9,659
Additions	—	—	—	20	2	22
Disposals	(3)	—	(3)	—	—	(6)
Amortization for the year	—	(3)	(166)	(61)	(3)	(233)
Impairment losses	(206)	—	—	—	—	(206)
Effect of movements in exchange rates	(6)	—	(8)	—	—	(14)
Carrying amount as of December 31, 2018	5,250	1,677	1,955	269	71	9,222

Schedule of amortization expense related to intangible assets
Amortization expense related to intangible assets is recognized in the following components in the statements of comprehensive income:

	For the year ended December 31,
(In $ million)	2019	2018	2017
Cost of sales	41	42	42
General and administration expenses	175	176	196
Discontinued operations	12	15	17
Total amortization expense	228	233	255

Summary of carrying amounts of goodwill and indefinite life intangible assets
The aggregate carrying amounts of goodwill and indefinite life intangible assets allocated to each segment for purposes of impairment testing are as follows:

	As of December 31,
	2019			2018
(In $ million)	Goodwill	Trademarks	Other	Goodwill	Trademarks	Other
Reynolds Consumer Products	1,913	850	—	1,913	850	—
Pactiv Foodservice	1,686	526	59	1,696	526	59
Graham Packaging	1,200	251	—	1,200	251	—
Evergreen	66	34	—	67	34	—
Other/Unallocated(1)	—	—	—	374	—	—
Total	4,865	1,661	59	5,250	1,661	59

(1) Other/Unallocated includes the goodwill associated with the former Closures segment.